Group - Statement of Financial Position - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Non-current assets
Tangible assets		$ 4,277	$ 4,209	$ 4,081
Right of use assets		152	156	202
Intangible assets		104	106	116
Investments in associates and joint ventures		1,129	1,100	1,162
Other investments		1	3	18
Inventories		4	5	6
Trade, other receivables and other assets		222	231	218
Reimbursive right for post-retirement benefits		12	12	0
Deferred taxation	[1]	146	72	29
Cash restricted for use		34	33	32
Total Non-current assets		6,081	5,927	5,864
Current assets
Inventories		800	773	720
Trade, other receivables and other assets		317	237	335
Cash restricted for use		25	27	34
Cash and cash equivalents		722	1,108	1,266
Total Current assets		1,864	2,145	2,355
Total assets		7,945	8,072	8,219
EQUITY AND LIABILITIES
Share capital and premium		7,253	7,239	7,237
Accumulated losses and other reserves		(3,205)	(3,139)	(2,994)
Shareholders’ equity		4,048	4,100	4,243
Non-controlling interests		33	34	30
Total equity		4,081	4,134	4,273
Non-current liabilities
Borrowings		1,896	1,965	1,953
Lease liabilities		106	102	138
Environmental rehabilitation and other provisions	[2]	611	634	671
Provision for pension and post-retirement benefits		68	71	75
Trade, other payables and provisions		8	7	6
Deferred taxation		318	300	322
Total Non-current liabilities		3,007	3,079	3,165
Current liabilities
Borrowings		17	18	52
Lease liabilities		72	84	76
Environmental rehabilitation provisions	[2]	72	0	0
Trade, other payables and provisions		672	710	637
Taxation		19	45	16
Bank overdraft		5	2	0
Total Current liabilities		857	859	781
Total liabilities		3,864	3,938	3,946
Total equity and liabilities		$ 7,945	$ 8,072	$ 8,219

[1]	Increase is mainly due to deferred taxation assets recognised at Obuasi, resulting from generated tax losses to be utilised against future taxable income and at Brazil due to further impairments.
[2]	Mainly as a result of new legislation in Brazil relating to emergency response and safety management for TSFs, as well as major restoration projects planned at Obuasi.